MANAGEMENT OF RISKS ARISING FROM HOLDING FINANCIAL INSTRUMENTS - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Nominal amount of derivative positions	$ 24,841	$ 25,971
Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Basis spread on variable rate	0.50%
Increase (decrease) in net income, before tax	$ 53	26
Other comprehensive income, before tax	$ 98	72
Currency risk
Disclosure of detailed information about financial instruments [line items]
Percentage of increase in U.S dollar against other currencies	1.00%
Increase in value of positions on a combined basis	$ 44	38
Increase in value of hedging instrument	$ 142	133
Equity price risk
Disclosure of detailed information about financial instruments [line items]
Decrease in the market price of equity securities and equity derivatives	5.00%
Impact on net income as a result of a percentage decrease in equity eecurities	$ (45)	(161)
Impact on other comprehensive income as a result of a percentage decrease in equity securities	$ (62)	(48)
Change in the common equity price	5.00%
Increase in compensation liability	$ 65	52
Amount to offset increase in compensation liability and compensation expense	65	52
Amount to offset increase in compensation expense	64	51
Increase in equity derivatives recorded in OCI	1	1
Other price risk
Disclosure of detailed information about financial instruments [line items]
Impact on net income as a result of a percentage decrease in energy prices	(11)	(15)
Impact on other comprehensive income as a result of a percentage decrease in energy prices	$ (4)	(16)
Percentage of increase in energy prices	5.00%
Credit risk
Disclosure of detailed information about financial instruments [line items]
Basis spread on variable rate	0.50%
Nominal amount of derivative positions	$ 43	182
Impact on net Income as a result of a decrease in credit spread	$ 1	2
Floating interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Basis spread on variable rate	0.50%
Increase (decrease) in net income, before tax	$ (80)	$ (45)